Financial Instruments - Summary of Accounts Receivable From Enterprise Customers and Contract Assets (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information about Group's exposure to credit risk and expected credit losses for accounts receivable [line items]
Loss allowance	¥ 4,692	¥ 4,680
Enterprise customers and contract assets [member]
Disclosure of information about Group's exposure to credit risk and expected credit losses for accounts receivable [line items]
Gross carrying amount	8,130	6,280
Loss allowance	¥ 1,282	¥ 1,056
Enterprise customers and contract assets [member] | Later than one month and not later than six months [member]
Disclosure of information about Group's exposure to credit risk and expected credit losses for accounts receivable [line items]
Expected loss rate	2.00%	2.00%
Gross carrying amount	¥ 5,452	¥ 4,478
Loss allowance	¥ 102	¥ 109
Enterprise customers and contract assets [member] | 7 to 12 months [member]
Disclosure of information about Group's exposure to credit risk and expected credit losses for accounts receivable [line items]
Expected loss rate	20.00%	20.00%
Gross carrying amount	¥ 1,428	¥ 800
Loss allowance	¥ 239	¥ 157
Enterprise customers and contract assets [member] | More than 1 year but less than 2 years [member]
Disclosure of information about Group's exposure to credit risk and expected credit losses for accounts receivable [line items]
Expected loss rate	60.00%	60.00%
Gross carrying amount	¥ 621	¥ 479
Loss allowance	¥ 353	¥ 290
Enterprise customers and contract assets [member] | More than 2 years but less than 3 years [member]
Disclosure of information about Group's exposure to credit risk and expected credit losses for accounts receivable [line items]
Expected loss rate	90.00%	90.00%
Gross carrying amount	¥ 258	¥ 225
Loss allowance	¥ 224	¥ 202
Enterprise customers and contract assets [member] | Later than three years [member]
Disclosure of information about Group's exposure to credit risk and expected credit losses for accounts receivable [line items]
Expected loss rate	100.00%	100.00%
Gross carrying amount	¥ 371	¥ 298
Loss allowance	¥ 364	¥ 298